Share-Based Payment - Schedule of Share-Based Payment Arrangements (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 $ / shares	Dec. 31, 2024 $ / shares
Schedule of Share-Based Payment Arrangements [Abstract]
Number of options outstanding beginning shares	50,421	51,879
Weighted average exercise price options outstanding	$ 11.66	$ 11.66
Number of options, Options granted
Weighted average exercise price, Options granted
Number of options, Options exercised	(1,521)
Weighted average exercise price, Options exercised	$ 11.66
Number of options, Options forfeited		(1,458)
Weighted average exercise price, Options forfeited		$ 11.66
Number of options outstanding ending shares	48,900	50,421
Weighted average exercise price outstanding ending per share	$ 11.66	$ 11.66
Number of options exercisable, Options exercisable	48,900	50,421
Weighted average exercise price exercisable, Options exercisable	$ 11.66	$ 11.66